Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 24,687		¥ 40,270		¥ 43,236
Increase	2,667		1,226		7,034
Decrease	(3,523)		(15,885)		(8,905)
Other	1,361	[1]	(924)	[1]	(1,095)	[1]
Balance at end of year	¥ 25,192		¥ 24,687		¥ 40,270

[1]	Other consists mainly of foreign currency translation adjustments and business combinations.